THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

522 Fifth Avenue

New York, NY 10036

April 19, 2013

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.  20549

Attn:	Patrick F. Scott

Re:	The Universal Institutional Funds, Inc.
Securities Act File No. 333-184678
Registration Statement on Form N-14

Dear Mr. Scott:

On behalf of The Universal Institutional Funds, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to proposed Agreements and Plans of Reorganization, pursuant to which substantially all of the assets and liabilities of the Focus Growth Portfolio, the Growth Portfolio and the Multi Cap Growth Portfolio, each a series of Morgan Stanley Select Dimensions Investment Series, will be transferred to the Growth Portfolio, a series of the Registrant, in exchange for shares of common stock of the Growth Portfolio.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6983 (tel) or 646.452.4799 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu